Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jan. 01, 2022
Disclosure of non-adjusting events after reporting period [line items]
Notional amount	$ 379,034
Event After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants issued shares	41
Warrants exercise price	$ 0.60975
Aggregate exercise price of warrants	$ 25,000
Warrants expiration date	Dec. 15, 2027
New Notes [Member] | Event After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount		$ 50,000
Borrowings, interest rate		8.00%
Borrowings, Frequency of payment	semi-annually
Borrowings, maturity	December 15, 2027
Second Lien Notes [Member] | Event After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate		2.00%